FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Estimation of fair value (Details) - Fair value - Private warrants - Simulation method $ in Millions	12 Months Ended
Jun. 30, 2020 USD ($)
Fair value
Assumed increase in volatility (as a percent)	5.00%
Assumed decrease in volatility (as a percent)	5.00%
Increase in liability if volatility were 33.5%	$ 1.2
Decrease in liability if volatility were 23.5%	$ 0.9
Minimum
Fair value
Assumed volatility (as a percent)	23.5
Maximum
Fair value
Assumed volatility (as a percent)	33.5